Concentrations of Risk - Summary of Customer Concentration of Accounts Receivable (Detail) - Customer Concentration Risk - Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	21.00%		21.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%		[1]
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	24.00%		14.00%
Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	[1]	10.00%			[1]

[1]	Less than 10% of accounts receivable at the date indicated